Operating expenses (Tables)	12 Months Ended
Sep. 30, 2020
Operating expenses
Schedule of operating expenses

Note 5. Operating expenses[1]

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Staff expenses
Employee remuneration, entitlements and on-costs	4,428	4,320	4,292	3,744	3,611
Superannuation expense[2]	413	378	386	351	313
Share-based payments	80	108	95	76	101
Restructuring costs	94	232	114	76	202
Total staff expenses	5,015	5,038	4,887	4,247	4,227
Occupancy expenses
Operating lease rentals	148	658	632	123	597
Depreciation and impairment of property and equipment[3,4]	708	222	245	614	176
Other	160	143	156	145	122
Total occupancy expenses	1,016	1,023	1,033	882	895
Technology expenses
Amortisation and impairment of software assets[4]	970	719	620	896	653
Depreciation and impairment of IT equipment[3,4]	272	129	141	244	117
Technology services	698	810	721	569	670
Software maintenance and licences	398	371	342	343	321
Telecommunications	216	207	209	190	182
Data processing	89	83	77	88	81
Total technology expenses	2,643	2,319	2,110	2,330	2,024
Other expenses
Professional and processing services	1,374	1,060	824	1,184	860
Amortisation and impairment of intangible assets and deferred expenditure[4]	523	9	138	116	—
Postage and stationery	164	179	182	130	143
Advertising	217	245	173	172	196
Non-lending losses	1,443	58	133	1,428	43
Impairment on investments in subsidiaries	—	—	—	272	136
Other	344	175	86	11	107
Total other expenses	4,065	1,726	1,536	3,313	1,485
Total operating expenses	12,739	10,106	9,566	10,772	8,631

1.

Operating expenses include estimated costs associated with AUSTRAC proceedings of $1,478 million which includes a provision for penalty of $1,300 million (2019: nil, 2018: nil) for the Group and the Parent Entity. They also include estimated customer refunds, payments, associated costs and litigation of $317 million (2019: $196 million, 2018: $111 million) for the Group and $488 million (2019: $180 million) for the Parent Entity. Refer to Note 27 for further details.

2.	Superannuation expense includes both defined contribution and defined benefit expense. Further details of the Group’s defined benefit plans are in Note 34.
3.

These balances include depreciation of ROU assets of $630 million for the Group and $567 million for the Parent Entity due to the adoption of AASB 16 from 1 October 2019. Comparatives have not been restated. Refer to Notes 1 and 26 for further details.

4.	Impairment expenses include:
•	$5 million (2019: nil, 2018: nil) for property and equipment for the Group, and $4 million (2019: nil) for the Parent Entity;
•	$171 million (2019: $25 million, 2018: $2 million) for computer software for the Group, and $165 million (2019: $25 million) for the Parent Entity;
•	$23 million (2019: nil, 2018: $1 million) for IT equipment for the Group, and $23 million (2019: nil) for the Parent Entity; and
•	$518 million (2019: nil, 2018: $105 million) for goodwill and other intangible assets for the Group, and $116 million (2019: nil) for the Parent Entity.